Property and Equipment (Tables) - BigToken Inc [Member]	9 Months Ended
Sep. 30, 2020
Schedule of Property and Equipment

The components of property and equipment are as follows:

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Computer Equipment	$4,000	$4,000	$4,000
Accumulated depreciation	(3,000)	(1,000)	-
Property and equipment, net	$1,000	$3,000	$4,000

Schedule of Depreciation Expense for the Periods

The following table summarizes the Company’s depreciation expense for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$2,000	$1,000	$1,000	$-
Allocated from SRAX, Inc.	37,000	50,000	70,000	26,000
Depreciation expense	$39,000	$51,000	$71,000	$26,000